Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Schedule of Convertible Debt
The following table sets forth a summary of all the outstanding convertible promissory notes at September 30, 2012:

Convertible promissory notes issued	6,505,274
Notes repaid	(2,750,000)
Less amounts converted to common stock	(500,000)
3,255,274
Less debt discount	2,027,531
Balance September 30, 2012	1,227,743